Trade, other receivables and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2018	Dec. 31, 2017
Non-current
Prepayments	$ 15	$ 18		$ 17
Recoverable tax, rebates, levies and duties	107	84		50
Non-current	122	102		67
Current
Trade and loan receivables	47	33		27
Prepayments	61	42		62
Recoverable tax, rebates, levies and duties	130	116		127
Other receivables	12	18		6
Current	250	209		222
Total trade, other receivables and other assets	372	311		289
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	227	194		174
Tanzania
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	119	84		67
Argentina | CVSA
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	25	14
Taxation cap on annual taxes and duties paid by CVSA, percent			30.00%
Indirect Tax Increase | Tanzania
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	35
Set Off Amount Against Other Corporate Taxes
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	9
Total Claims Since July 2017
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	134
Total Claims For 2019
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	56
Continental Africa
Disclosure of operating segments [line items]
Recoverable value added tax	167	126		106
Recoverable fuel duties	43	41		38
Appeal deposits	$ 10	$ 10		$ 10